owners' equity - Subsidiaries with significant non-controlling interests (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of financial position
Current assets	$ 7,105		$ 7,105		$ 7,105	$ 8,372
Non-current assets	49,707		49,707		49,707	51,241
Current liabilities	10,679		10,679		10,679	9,689
Non-current liabilities	32,044		32,044		32,044	33,345
Non-controlling interests	808	$ 882	808	$ 882	808	804	$ 882
Statement of income and other comprehensive income
Net income (loss)	(1,830)	(245)	(1,686)	56
Comprehensive income (loss)	(1,883)	(296)	(1,690)	57
Net income (loss) allocated to non-controlling interest	10	(252)	18	(272)
Comprehensive income (loss) allocated to non-controlling interest	10	(306)	18	(317)
Statement of cash flows
Cash provided by operating activities	1,342	1,166	2,392	2,243	5,015		$ 4,752
Cash used by investing activities	(672)	(1,093)	(1,816)	(1,695)
Cash provided (used) by financing activities	(585)	2,595	(1,810)	2,265
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	9		14
Property, plant and equipment	775	796	1,422	1,397
Change in associated non-cash investing working capital	81	80	(25)	13
Telus International (Cda) Inc.
Statement of income and other comprehensive income
Revenue and other income		966		1,928
Net income (loss)		(376)		(411)
Comprehensive income (loss)		(504)		(516)
Net income (loss) allocated to non-controlling interest		(252)		(272)
Other comprehensive income allocated to non-controlling interest		(54)		(45)
Comprehensive income (loss) allocated to non-controlling interest		(306)		(317)
Statement of cash flows
Cash provided by operating activities		43		102
Cash used by investing activities		(43)		(82)
Cash provided (used) by financing activities		$ 8		$ (68)
Terrion wireless tower infrastructure
Statement of financial position
Current assets	55		55		55	33
Non-current assets	776		776		776	658
Current liabilities	47		47		47	37
Non-current liabilities	420		420		420	314
Non-controlling interests	801		801		$ 801	$ 799
Statement of income and other comprehensive income
Revenue and other income	46		92
Net income (loss)	16		32
Comprehensive income (loss)	16		32
Net income (loss) allocated to non-controlling interest	8		16
Statement of cash flows
Cash provided by operating activities	36		69
Cash used by investing activities	(23)		(33)
Cash provided (used) by financing activities	(12)		(28)
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	9		14
Period from date of establishment for privatization						160 days
Property, plant and equipment	19		28
Change in associated non-cash investing working capital	$ (4)		$ (9)